DEBT AND CAPITAL LEASES (Details) - USD ($) $ in Millions	Jan. 02, 2016	Oct. 03, 2015	Jan. 03, 2015
Short Term Borrowings From Commercial Paper
Short-term debt
Short term variable rate borrowings from commercial paper	$ 28.0	$ 87.0
Weighted average interest rate	0.70%		0.40%
Uncommitted lines of credit
Short-term debt
Uncommitted lines of credit	$ 300.0
Short term borrowings outstanding	$ 65.0	$ 111.6
Weighted average interest rate	9.40%	9.40%